UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-0783
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FMI Funds, Inc.
----------------------
(Exact name of Registrant as specified in charter)

100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin  53202
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(Address of principal executive offices) (Zip code)

Ted D. Kellner
Fiduciary Management, Inc.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, WI  53202
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(Name and address of agent for service)

414-226-4555
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Registrant’s telephone number, including area code

Date of fiscal year end:	September 30
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Date of reporting period:	December 31, 2015
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Item 1. Schedules of Investments.

FMI Large Cap Fund
SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS - 92.3% (a)

COMMERCIAL SERVICES SECTOR - 4.0%
	Advertising/Marketing Services - 4.0%
4,370,000	Omnicom Group Inc.	$330,634,200

CONSUMER DURABLES SECTOR - 2.9%
	Tools & Hardware - 2.9%
2,205,000	Stanley Black & Decker Inc.	235,339,650

CONSUMER NON-DURABLES SECTOR - 9.6%
	Food: Major Diversified - 7.2%
23,968,000	Danone S.A. - SP-ADR	326,204,480
3,576,000	Nestle' S.A. - SP-ADR	266,125,920
		592,330,400
	Household/Personal Care - 2.4%
4,567,000	Unilever PLC - SP-ADR	196,929,040

CONSUMER SERVICES SECTOR - 7.6%
	Cable/Satellite TV - 4.5%
6,582,000	Comcast Corp. - Cl A	371,422,260
	Other Consumer Services - 3.1%
9,326,000	eBay Inc. *	256,278,480

DISTRIBUTION SERVICES SECTOR - 1.9%
	Medical Distributors - 1.9%
1,540,000	AmerisourceBergen Corp.	159,713,400

ELECTRONIC TECHNOLOGY SECTOR - 3.7%
	Electronic Components - 3.7%
4,698,000	TE Connectivity Ltd.	303,537,780

ENERGY MINERALS SECTOR - 2.4%
	Oil & Gas Production - 2.4%
6,135,000	Devon Energy Corp.	196,320,000

FINANCE SECTOR - 14.3%
	Financial Conglomerates - 2.8%
3,359,000	American Express Co.	233,618,450
	Major Banks - 7.2%
8,296,000	Bank of New York Mellon Corp.	341,961,120
6,000,000	Comerica Inc.	250,980,000
		592,941,120
	Property/Casualty Insurance - 4.3%
11,175,000	Progressive Corp.	355,365,000

HEALTH SERVICES SECTOR - 4.7%
	Managed Health Care - 4.7%
3,305,000	UnitedHealth Group Inc.	388,800,200

INDUSTRIAL SERVICES SECTOR - 3.8%
	Oilfield Services/Equipment - 3.8%
4,437,000	Schlumberger Ltd.	309,480,750

PROCESS INDUSTRIES SECTOR - 3.0%
	Chemicals: Agricultural - 3.0%
14,594,000	Potash Corp. of Saskatchewan Inc.	249,849,280

PRODUCER MANUFACTURING SECTOR - 15.2%
	Industrial Conglomerates - 11.4%
1,045,000	3M Co.	157,418,800
2,902,000	Berkshire Hathaway Inc. - Cl B *	383,180,080
3,848,000	Honeywell International Inc.	398,537,360
		939,136,240
	Industrial Machinery - 1.0%
825,000	Rockwell Automation Inc.	84,653,250
	Trucks/Construction/Farm Machinery - 2.8%
4,868,000	PACCAR Inc.	230,743,200

RETAIL TRADE SECTOR - 7.9%
	Apparel/Footwear Retail - 3.9%
5,980,000	Ross Stores Inc.	321,783,800
	Discount Stores - 4.0%
4,524,000	Dollar General Corp.	325,139,880

TECHNOLOGY SERVICES SECTOR - 8.4%
	Information Technology Services - 4.1%
3,196,000	Accenture PLC	333,982,000
	Packaged Software - 4.3%
6,410,000	Microsoft Corp.	355,626,800

TRANSPORTATION SECTOR - 2.9%
	Air Freight/Couriers - 2.9%
5,300,000	Expeditors International of Washington Inc.	239,030,000
	Total common stocks (cost $6,129,797,920)	7,602,655,180

SHORT-TERM INVESTMENTS - 4.1% (a)
	Commercial Paper - 4.1%
$334,200,000	U.S. Bank N.A., 0.10%, due 01/04/16	334,197,215
	Total short-term investments (cost $334,197,215)	334,197,215
	Total investments - 96.4% (cost $6,463,995,135)	7,936,852,395
	Other assets, less liabilities - 3.6% (a)	300,572,835
	TOTAL NET ASSETS - 100.0%	$8,237,425,230

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.
PLC	- Public Limited Company
SP-ADR	- Sponsored American Depositary Receipt

The cost basis of investments for federal income tax purposes at December 31, 2015, was as follows+:

Cost of investments	$6,463,995,135

Gross unrealized appreciation	1,950,851,009
Gross unrealized depreciation	(477,993,749)
Net unrealized appreciation	$1,472,857,260

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2015, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$7,602,655,180

Level 2 – Short-Term Commercial Paper	334,197,215
Level 3 -	---
Total	$7,936,852,395

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.  There were no transfers between levels during the period ended December 31, 2015.

See the Schedule of Investments for investments detailed by industry classifications.

FMI International Fund
SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

Shares or Principal Amount		Value
LONG-TERM INVESTMENTS - 79.7% (a)
COMMON STOCKS - 75.2% (a)

COMMERCIAL SERVICES SECTOR - 8.6%
	Advertising/Marketing Services - 3.7%
4,517,000	WPP PLC (Jersey) (b)	$103,899,656
	Miscellaneous Commercial Services - 2.0%
818,000	Secom Co. Ltd. (Japan) (b)	55,435,662
	Personnel Services - 2.9%
1,176,000	Adecco S.A. (Switzerland) (b)	80,488,662

CONSUMER DURABLES SECTOR - 4.7%
	Motor Vehicles - 0.9%
2,470,000	Isuzu Motors (Japan) (b)	26,608,420
	Other Consumer Specialties - 1.0%
9,181,000	Samsonite International S.A. (Luxembourg) (b)	27,515,260
	Tools & Hardware - 2.8%
1,339,000	Makita Corp. (Japan) (b)	77,162,087

CONSUMER NON-DURABLES SECTOR - 14.0%
	Food: Major Diversified - 5.7%
1,429,000	Danone S.A. (France) (b)	96,563,032
867,000	Nestle' S.A. (Switzerland) (b)	64,361,965
		160,924,997
	Household/Personal Care - 8.3%
929,000	Henkel AG & Co. KGaA (Germany) (b)	88,861,762
2,066,000	Svenska Cellulosa AB (SCA Group) (Sweden) (b)	59,872,918
1,972,000	Unilever PLC (Britain) (b)	84,583,837
		233,318,517
CONSUMER SERVICES SECTOR - 6.0%
	Cable/Satellite TV - 1.3%
2,072,000	Shaw Communications Inc. (Canada)	35,638,939
	Casinos/Gaming - 2.1%
56,905,000	Genting Malaysia Berhad (Malaysia) (b)	57,971,305
	Restaurants - 2.6%
4,213,000	Compass Group PLC (Britain) (b)	73,004,235

DISTRIBUTION SERVICES SECTOR - 2.0%
	Wholesale Distributors - 2.0%
16,160,000	Electrocomponents PLC (Britain) (b)	56,589,684

ELECTRONIC TECHNOLOGY SECTOR - 5.5%
	Aerospace & Defense - 2.8%
9,167,000	Rolls-Royce Holdings PLC (Britain) *(b)	77,648,813
	Electronic Components - 2.7%
1,192,000	TE Connectivity Ltd. (Switzerland)	77,015,120

FINANCE SECTOR - 5.6%
	Property/Casualty Insurance - 5.6%
2,800,000	Admiral Group PLC (Britain) (b)	68,420,148
184,000	Fairfax Financial Holdings Ltd. (Canada)	87,353,791
		155,773,939
INDUSTRIAL SERVICES SECTOR - 3.6%
	Oilfield Services/Equipment - 3.6%
1,443,000	Schlumberger Ltd. (Curacao)	100,649,250

PROCESS INDUSTRIES SECTOR - 7.2%
	Chemicals: Agricultural - 2.9%
4,761,000	Potash Corp. of Saskatchewan Inc. (Canada)	81,508,320
	Chemicals: Specialty - 1.9%
1,001,000	Shin-Etsu Chemical Co. Ltd. (Japan) (b)	54,420,226
	Industrial Specialties - 2.4%
993,000	Akzo Nobel N.V. (Netherlands) (b)	66,351,286

PRODUCER MANUFACTURING SECTOR - 9.4%
	Industrial Conglomerates - 5.6%
3,219,000	Jardine Strategic Holdings Ltd. (Bermuda) (b)	87,741,899
4,938,000	Smiths Group PLC (Britain) (b)	68,287,540
		156,029,439
	Industrial Machinery - 3.8%
413,000	SMC Corp. (Japan) (b)	107,270,105

RETAIL TRADE SECTOR - 2.2%
	Department Stores - 2.2%
2,911,000	Hyundai GreenFood Co. Ltd. (South Korea) (b)	61,146,110

TECHNOLOGY SERVICES SECTOR - 3.8%
	Information Technology Services - 3.8%
1,032,000	Accenture PLC (Ireland)	107,844,000

TRANSPORTATION SECTOR - 2.6%
	Other Transportation - 2.6%
15,504,000	Bolloré (France) (b)	72,243,363
	Total common stocks (cost $2,250,600,407)	2,106,457,395

PREFERRED STOCKS - 4.5% (a)

CONSUMER NON-DURABLES SECTOR - 4.5%
	Household/Personal Care - 4.5%
357,000	Amorepacific Corp. (South Korea) (b)	69,569,169
124,000	LG Household & Health Care Ltd. (South Korea) (b)	57,284,100
	Total preferred stocks (cost $75,312,306)	126,853,269
	Total long-term investments (cost $2,325,912,713)	2,233,310,664

SHORT-TERM INVESTMENTS - 18.4% (a)
	Commercial Paper - 9.5%
$266,700,000	U.S. Bank N.A., 0.10%, due 01/04/16	266,697,777
	Total commercial paper (cost $266,697,777)	266,697,777
	U.S. Treasury Securities - 8.9%
250,000,000	U.S. Treasury Bills, 0.06%, due 01/14/2016	249,994,854
	Total U.S. treasury securities (cost $249,994,854)	249,994,854
	Total short-term investments (cost $516,692,631)	516,692,631
	Total investments - 98.1% (cost $2,842,605,344)	2,750,003,295
	Other assets, less liabilities - 1.9% (a)	53,629,514
	TOTAL NET ASSETS - 100.0%	$2,803,632,809

(a) Percentages for the various classifications relate to net assets.
(b) Security does not trade during New York Stock Exchange hours and has been valued in accordance with the Fund's pricing procedures and has been classified as level 2. As of December 31, 2015 the aggregate value of these securities was $1,743,301,244.

PLC - Public Limited Company

The cost basis of investments for federal income tax purposes at December 31, 2015, was as follows+:

Cost of investments	$2,842,605,344

Gross unrealized appreciation (excluding forward
currency contracts)	139,838,230
Gross unrealized depreciation (excluding forward
currency contracts)	(232,440,279)
Net unrealized appreciation (excluding forward
currency contracts)	$(92,602,049)

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2015, based on the inputs used to value them:

		Other
		Financial
Valuation Inputs	Investments in Securities	Instruments^
Assets:
Level 1 – Common Stocks	$490,009,420	$ ---

Level 2 – Common Stocks	1,616,447,975	---
Level 2 – Preferred Stocks	126,853,269	---
Level 2 – Short-Term Commercial Paper	266,697,777	---
Level 2 – Short-Term U.S. Treasury Securities	249,994,854	---
Level 2 – Forward Currency Contracts	---	46,732,675
Total Level 2	2,259,993,875	46,732,675
Level 3 -	---	---
Total Assets	2,750,003,295	46,732,675
Liabilities:
Level 2 – Forward Currency Contracts	---	(1,034,795)

Total	$2,750,003,295	$(45,697,880)

^Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation/ (depreciation) on the instrument.

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.  There were no transfers between levels during the period ended December 31, 2015.

See the Schedule of Investments for investments detailed by industry classifications.

Over the counter derivatives such as forward currency contracts may be valued using quantitative models.  These models may use pricing curves based on market inputs including current exchange rates or indices.  These curves are combined with volatility factors to value the overall positions.  The market inputs are generally significant and can be corroborated with observable market data and therefore are classified in level 2.

The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency rates on its foreign portfolio holdings or to hedge certain purchase and sale commitments denominated in foreign currencies.  A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.  These contracts are valued daily and the asset or liability therein represents unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. On a quarterly average, there were fourteen forward currency contracts outstanding during the six month period ending December 31, 2015. These contracts are not subject to master netting agreements.

These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized on the Schedule of Forward Currency Contracts.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

FMI Common Stock Fund
SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS - 90.0% (a)

COMMERCIAL SERVICES SECTOR - 16.8%
	Advertising/Marketing Services - 4.2%
2,090,000	Interpublic Group of Cos. Inc.	$48,655,200
	Financial Publishing/Services - 1.3%
144,000	Dun & Bradstreet Corp.	14,965,920
	Miscellaneous Commercial Services - 6.3%
2,147,000	Genpact Ltd. *	53,632,060
1,770,000	RPX Corp. *	19,470,000
		73,102,060
	Personnel Services - 5.0%
421,000	ManpowerGroup Inc.	35,486,090
481,000	Robert Half International Inc.	22,674,340
		58,160,430
CONSUMER DURABLES SECTOR - 3.0%
	Homebuilding - 3.0%
21,000	NVR Inc. *	34,503,000

CONSUMER SERVICES SECTOR - 5.4%
	Cable/Satellite TV - 2.0%
54,000	Cable One Inc.	23,417,640
	Other Consumer Services - 3.4%
44,000	Graham Holdings Co.	21,338,680
175,000	UniFirst Corp.	18,235,000
		39,573,680
DISTRIBUTION SERVICES SECTOR - 11.6%
	Electronics Distributors - 6.9%
472,000	Anixter International Inc. *	28,504,080
556,000	Arrow Electronics Inc. *	30,124,080
672,000	ScanSource Inc. *	21,651,840
		80,280,000
	Wholesale Distributors - 4.7%
702,000	Applied Industrial Technologies Inc.	28,423,980
460,000	MSC Industrial Direct Co. Inc.	25,884,200
		54,308,180
ELECTRONIC TECHNOLOGY SECTOR - 6.9%
	Aerospace & Defense - 5.3%
375,000	Esterline Technologies Corp. *	30,375,000
1,084,000	FLIR Systems Inc.	30,427,880
		60,802,880
	Electronic Production Equipment - 1.6%
518,000	MKS Instruments Inc.	18,648,000

FINANCE SECTOR - 13.7%
	Finance/Rental/Leasing - 5.0%
740,000	Cash America International Inc.	22,163,000
13,000	ePlus Inc. *	1,212,380
485,000	First Cash Financial Services Inc. *	18,153,550
287,000	Ryder System Inc.	16,310,210
		57,839,140
	Property/Casualty Insurance - 4.6%
842,000	Greenlight Capital Re Ltd. *	15,753,820
695,000	W.R. Berkley Corp.	38,051,250
		53,805,070
	Regional Banks - 4.1%
506,000	Cullen/Frost Bankers Inc.	30,360,000
605,000	Zions Bancorporation	16,516,500
		46,876,500
HEALTH SERVICES SECTOR - 1.5%
	Health Industry Services - 1.5%
1,090,000	Allscripts Healthcare Solutions Inc. *	16,764,200

HEALTH TECHNOLOGY SECTOR - 2.1%
	Medical Specialties - 2.1%
300,000	Varian Medical Systems Inc. *	24,240,000

PROCESS INDUSTRIES SECTOR - 9.4%
	Chemicals: Specialty - 2.1%
315,000	Compass Minerals International Inc.	23,710,050
	Containers/Packaging - 2.0%
377,000	Avery Dennison Corp.	23,622,820
	Industrial Specialties - 5.3%
816,000	Donaldson Co. Inc.	23,386,560
1,054,000	H.B. Fuller Co.	38,439,380
		61,825,940
PRODUCER MANUFACTURING SECTOR - 12.2%
	Building Products - 2.1%
525,000	Armstrong World Industries Inc. *	24,008,250
	Industrial Machinery - 5.0%
565,000	Kennametal Inc.	10,848,000
956,000	Woodward Inc.	47,474,960
		58,322,960
	Miscellaneous Manufacturing - 4.0%
135,000	Carlisle Cos. Inc.	11,973,150
822,000	TriMas Corp. *	15,330,300
182,000	Valmont Industries Inc.	19,295,640
		46,599,090
	Trucks/Construction/Farm Machinery - 1.1%
178,000	Lindsay Corp.	12,887,200

TECHNOLOGY SERVICES SECTOR - 5.6%
	Data Processing Services - 3.9%
845,000	Broadridge Financial Solutions Inc.	45,401,850
	Internet Software/Services - 1.7%
800,000	Progress Software Corp. *	19,200,000

TRANSPORTATION SECTOR - 1.8%
	Marine Shipping - 1.8%
403,000	Kirby Corp. *	21,205,860
	Total common stocks (cost $912,733,666)	1,042,725,920

SHORT-TERM INVESTMENTS - 6.8% (a)
	Commercial Paper - 6.8%
$79,400,000	U.S. Bank N.A., 0.10%, due 01/04/16	79,399,338
	Total short-term investments (cost 79,399,338)	79,399,338
	Total investments - 96.8% (cost $992,133,004)	1,122,125,258
	Other assets, less liabilities - 3.2% (a)	36,947,896
	TOTAL NET ASSETS - 100.0%	$1,159,073,154

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.

The cost basis of investments for federal income tax purposes at December 31, 2015, was as follows+:

Cost of investments	$992,133,004

Gross unrealized appreciation	206,987,690
Gross unrealized depreciation	(76,995,436)
Net unrealized appreciation	$129,992,254

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2015, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$1,042,725,920

Level 2 – Short-Term Commercial Paper	79,399,338

Level 3 -	---
Total	$1,122,125,258

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.  There were no transfers between levels during the period ended December 31, 2015.

See the Schedule of Investments for investments detailed by industry classifications.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   FMI Funds, Inc.

By (Signature and Title)	/s/Ted D. Kellner
Ted D. Kellner, President/Principal Executive Officer

Date     February 3, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/Ted D. Kellner
Ted D. Kellner, President/Principal Executive Officer

Date     February 3, 2016

By (Signature and Title)	/s/Ted D. Kellner
Ted D. Kellner, Treasurer/Principal Financial Officer

Date     February 3, 2016